Earnings Per Share - Calculation of Basic and Diluted EPS as Well as Reconciliation of Basic Shares to Diluted Shares (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income per common share:
Basic	$ 3.25	$ 2.27	$ 1.79
Diluted	$ 3.23	$ 2.27	$ 1.79
Numerator:
Net income	$ 106	$ 74	$ 58
Denominator:
Weighted-average number of common shares outstanding	32.5	32.4	32.4
Dilutive options and awards	0.3	0.0	0.0
Dilutive weighted-average number of common shares outstanding	32.8	32.4	32.4